Segmental analysis	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmental analysis

9	Segmental analysis
The Chief Executive, supported by the rest of the Executive Committee, is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the group’s reportable segments.
Our operations are closely integrated and accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. Measurement of segmental assets, liabilities, income and expenses is in accordance with the group’s accounting policies. Shared costs are included in segments on the basis of actual recharges. The intra-group elimination items for the global businesses are presented in Corporate Centre.
By operating segment:

Profit/(loss) before tax
	2023
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Net operating income before change in ECL and other credit impairment charges[1]	1,996	2,092	13	1,746	1,339	320	7,506
– of which: net interest income/(expense)	212	1,430	(13)	1,331	946	(1,755)	2,151
Change in ECL and other credit impairment charges	(9)	(91)	3	(83)	12	(1)	(169)
Net operating income/(expense)	1,987	2,001	16	1,663	1,351	319	7,337
Total operating expenses	(2,131)	(1,013)	(282)	(663)	(894)	(159)	(5,142)
Operating profit/(loss)	(144)	988	(266)	1,000	457	160	2,195
Share of loss in associates and joint ventures	—	—	—	—	—	(43)	(43)
Profit/(loss) before tax	(144)	988	(266)	1,000	457	117	2,152
	%	%	%	%	%		%
Cost efficiency ratio	106.8	48.4	n/a	38.0	66.8		68.5

	2022[2]
Net operating income/(expense) before change in ECL and other credit impairment charges[1]	2,446	1,571	(108)	1,433	(432)	(606)	4,304
– of which: net interest income/(expense)	(54)	903	(16)	925	710	(564)	1,904
Change in ECL and other credit impairment charges	(1)	(153)	(1)	(54)	(7)	(6)	(222)
Net operating income/(expense)	2,445	1,418	(109)	1,379	(439)	(612)	4,082
Total operating expenses	(1,936)	(932)	(406)	(663)	(834)	(480)	(5,251)
Operating profit/(loss)	509	486	(515)	716	(1,273)	(1,092)	(1,169)
Share of loss in associates and joint ventures	—	—	(2)	—	—	(28)	(30)
Profit/(loss) before tax	509	486	(517)	716	(1,273)	(1,120)	(1,199)
	%	%	%	%	%		%
Cost efficiency ratio	79.1	59.3	n/a	46.3	n/a		122.0

Profit/(loss) before tax (continued)
	2021[2]
Net operating income before change in ECL other credit impairment charges[1]	2,042	1,367	311	1,096	1,277	27	6,120
– of which: net interest income/(expense)	(232)	568	224	649	567	(22)	1,754
Change in ECL and other credit impairment charges	1	140	5	7	23	(2)	174
Net operating income/(expense)	2,043	1,507	316	1,103	1,300	25	6,294
Total operating expenses	(2,055)	(918)	(597)	(611)	(981)	(300)	(5,462)
Operating profit/(loss)	(12)	589	(281)	492	319	(275)	832
Share of profit in associates and joint ventures	—	—	—	—	—	191	191
Profit/(loss) before tax	(12)	589	(281)	492	319	(84)	1,023
	%	%	%	%	%		%
Cost efficiency ratio	100.6	67.2	192.0	55.7	76.8		89.2
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue. It includes inter-segment revenue which is eliminated in Corporate centre, amounting to £62m (2022: £108m; 2021: £127m).
2 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
External net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2023	2022[1]	2021
	£m	£m	£m
External net operating income by country	7,506	4,304	6,120
– United Kingdom	3,609	3,068	2,937
– France	1,819	(70)	1,677
– Germany	836	732	887
– Other countries	1,242	574	619
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.

Balance sheet by business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
31 Dec 2023
Loans and advances to customers	2,718	34,723	67	24,226	13,666	91	75,491
Customer accounts	41,102	85,303	9,434	58,620	28,337	145	222,941

31 Dec 2022
Loans and advances to customers	2,785	37,523	115	25,219	6,826	146	72,614
Customer accounts	45,320	79,606	5,903	55,749	29,211	159	215,948